UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09439

Prudential Investment Portfolios 5

f/k/a Strategic Partners Style Specific Funds

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 7/31/2010

Date of reporting period: 1/31/2010

Item 1 – Reports to Stockholders

JANUARY 31, 2010	SEMIANNUAL REPORT

Jennison Conservative Growth Fund

On or about February 16, 2010, this Fund will be renamed the Prudential Jennison Conservative Growth Fund.

FUND TYPE

Large cap stock

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Conservative Growth Fund to the Prudential Jennison Conservative Growth Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Jennison Conservative Growth Fund

Jennison Conservative Growth Fund	1

Your Fund’s Performance

Fund objective

The Jennison Conservative Growth Fund, managed by Jennison Associates LLC (Jennison), has long-term capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross annualized operating expenses: Class A, 1.46%; Class B, 2.16%; Class C, 2.16%; Class L, 1.66%; Class M, 2.16%; Class X, 2.16%. Net annualized operating expenses apply to: Class A, 1.41%; Class B, 2.16%; Class C, 2.16%; Class L, 1.66%; Class M, 2.16%; Class X, 2.16%, after contractual reduction through 11/30/2010 for Class A shares.

Cumulative Total Returns as of 1/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	8.05%	35.01%	9.35%	–31.37%	—
Class B	7.71	34.28	5.45	–36.31	—
Class C	7.53	34.06	5.28	–36.42	—
Class L	7.77	34.82	N/A	N/A	–9.47% (3/26/07)
Class M	7.53	34.06	N/A	N/A	–10.78 (3/26/07)
Class X	7.53	34.06	N/A	N/A	–10.78 (3/26/07)
Russell 1000® Growth Index[2]	9.85	37.85	7.29	–33.19	**
S&P 500 Index[3]	9.87	33.14	0.90	–7.73	***
Lipper Large-Cap Growth Funds Avg.[4]	8.19	34.31	3.16	–23.47	****

Average Annual Total Returns[5] as of 12/31/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		32.26%	0.99%	–3.70%	—
Class B		34.02	1.23	–3.86	—
Class C		37.81	1.37	–3.87	—
Class L		31.50	N/A	N/A	–3.56% (3/26/07)
Class M		32.81	N/A	N/A	–3.18 (3/26/07)
Class X		32.81	N/A	N/A	–3.18 (3/26/07)
Russell 1000® Growth Index[2]		37.21	1.63	–3.99	**
S&P 500 Index[3]		26.47	0.42	–0.95	***
Lipper Large-Cap Growth Funds Avg.[4]		35.08	0.92	–2.90	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 calendar years of returns.

2The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed.

4The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class B, Class M, and Class X shares will automatically convert to Class A shares on a quarterly basis approximately seven years, eight years, and 10 years, respectively, after purchase. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 1/31/10 is –10.73% for Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 12/31/09 is –2.48% for Class L, Class M, and Class X.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/10 is –19.47% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/09 is –6.34% for Class L, Class M, and Class X.

****Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/10 is –13.26% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/09 is –3.26% for Class L, Class M, and Class X.

Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, the S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/10
Google, Inc. (Class A Stock), Internet Software & Services	6.2%
Medco Health Solutions, Inc., Healthcare Providers & Services	4.6
Cisco Systems, Inc., Communications Equipment	4.5
QUALCOMM, Inc., Communications Equipment	4.1
Apple, Inc., Computers & Peripherals	4.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/10
Communications Equipment	8.6%
Healthcare Equipment & Supplies	8.1
Pharmaceuticals	7.9
Computers & Peripherals	6.9
Capital Markets	6.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2009, at the beginning of the period, and held through the six-month period ended January 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Conservative Growth Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Conservative Growth Fund		Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,080.50	1.41%	$7.39
	Hypothetical	$1,000.00	$1,018.10	1.41%	$7.17

Class B	Actual	$1,000.00	$1,077.10	2.16%	$11.31
	Hypothetical	$1,000.00	$1,014.32	2.16%	$10.97

Class C	Actual	$1,000.00	$1,075.30	2.16%	$11.30
	Hypothetical	$1,000.00	$1,014.32	2.16%	$10.97

Class L	Actual	$1,000.00	$1,077.70	1.66%	$8.69
	Hypothetical	$1,000.00	$1,016.84	1.66%	$8.44

Class M	Actual	$1,000.00	$1,075.30	2.16%	$11.30
	Hypothetical	$1,000.00	$1,014.32	2.16%	$10.97

Class X	Actual	$1,000.00	$1,075.30	2.16%	$11.30
	Hypothetical	$1,000.00	$1,014.32	2.16%	$10.97

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.4%
COMMON STOCKS 100.0%

Aerospace & Defense 3.4%
29,600	Precision Castparts Corp.	$3,115,400
71,900	United Technologies Corp.	4,851,812

		7,967,212

Air Freight & Logistics 1.5%
103,100	Expeditors International of Washington, Inc.	3,515,710

Auto Components 0.8%
66,200	Johnson Controls, Inc.(b)	1,842,346

Automobiles 0.9%
88,900	Harley-Davidson, Inc.(b)	2,021,586

Biotechnology 1.9%
92,900	Gilead Sciences, Inc.(a)	4,484,283

Capital Markets 6.7%
395,200	Charles Schwab Corp. (The)	7,228,207
39,805	Goldman Sachs Group, Inc. (The)	5,919,800
61,820	Lazard Ltd. (Class A Stock)	2,382,543

		15,530,550

Communications Equipment 8.6%
462,842	Cisco Systems, Inc.(a)	10,400,060
247,000	QUALCOMM, Inc.	9,679,930

		20,079,990

Computers & Peripherals 6.9%
48,800	Apple, Inc.(a)	9,375,456
144,600	Hewlett-Packard Co.	6,806,322

		16,181,778

Diversified Financial Services 2.1%
91,500	Bank of America Corp.(b)	1,388,970
91,200	JPMorgan Chase & Co.	3,551,328

		4,940,298

Energy Equipment & Services 2.1%
77,879	Schlumberger Ltd.	4,942,201

See Notes to Financial Statements.

Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 2.1%
85,700	Costco Wholesale Corp.	$4,921,751

Food Products 2.6%
201,100	Unilever PLC (United Kingdom)	6,115,222

Healthcare Equipment & Supplies 8.1%
38,500	Alcon, Inc.	5,994,835
107,800	Baxter International, Inc.	6,208,202
132,900	Covidien PLC	6,719,424

		18,922,461

Healthcare Providers & Services 5.6%
28,900	Express Scripts, Inc.(a)(b)	2,423,554
174,500	Medco Health Solutions, Inc.(a)	10,728,260

		13,151,814

Hotels, Restaurants & Leisure 1.0%
105,300	Starbucks Corp.(a)	2,294,487

Household Products 2.1%
60,800	Colgate-Palmolive Co.	4,865,824

Internet & Catalog Retail 1.6%
29,500	Amazon.com, Inc.(a)	3,699,595

Internet Software & Services 6.2%
27,400	Google, Inc. (Class A Stock)(a)	14,506,108

IT Services 5.9%
27,600	Mastercard, Inc. (Class A Stock)(b)	6,897,240
82,400	Visa, Inc. (Class A Stock)(b)	6,759,272

		13,656,512

Machinery 1.4%
69,920	Cummins, Inc.	3,157,587

Media 2.6%
208,300	Walt Disney Co. (The)	6,155,265

Multiline Retail 2.3%
102,500	Target Corp.	5,255,175

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 5.2%
23,700	Apache Corp.	$2,340,849
62,400	Occidental Petroleum Corp.	4,888,416
28,900	Petroleo Brasileiro S.A. (Brazil), ADR	1,172,473
89,500	Southwestern Energy Co.(a)	3,837,760

		12,239,498

Pharmaceuticals 7.9%
140,200	Abbott Laboratories	7,422,188
81,000	Roche Holding AG (Switzerland), ADR(b)	3,397,950
47,600	Shire PLC (Ireland), ADR(b)	2,836,960
83,800	Teva Pharmaceutical Industries Ltd. (Israel), ADR	4,753,136

		18,410,234

Road & Rail 1.1%
43,900	Union Pacific Corp.	2,655,950

Semiconductors & Semiconductor Equipment 3.3%
82,697	Analog Devices, Inc.	2,229,511
280,000	Intel Corp.	5,432,000

		7,661,511

Software 2.9%
170,400	Adobe Systems, Inc.(a)	5,503,920
41,200	Microsoft Corp.	1,161,016

		6,664,936

Textiles, Apparel & Luxury Goods 3.2%
116,000	NIKE, Inc. (Class B Stock)	7,395,000

	Total common stocks (cost $196,598,543)	233,234,884

PREFERRED STOCK 0.4%

Diversified Financial Services
60,300	Bank of America Corp. (cost $904,500)	910,530

	Total long-term investments (cost $197,503,043)	234,145,414

See Notes to Financial Statements.

Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 10.7%

Affiliated Money Market Mutual Fund
25,041,359	Dryden Core Investment Fund - Taxable Money Market Series (cost $25,041,359; includes $25,041,359 of cash collateral received for securities on loan) (Note 3)(c)(d)	$25,041,359

	Total Investments(e) 111.1% (cost $222,544,402; Note 5)	259,186,773
	Liabilities in excess of other assets (11.1%)	(25,882,109)

	Net Assets 100.0%	$233,304,664

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $24,279,466; cash collateral of $25,041,359 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of January 31, 2010, one security valued at $6,115,222 and representing 2.6% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$227,119,662	$6,115,222	$—
Preferred Stock	910,530	—	—
Affiliated Money Market Mutual Fund	25,041,359	—	—

	253,071,551	6,115,222	—
Other Financial Instruments*	—	—	—

Total	$253,071,551	$6,115,222	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2009 and January 31, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2010 were as follows:

Affiliated Money Market Mutual Fund (including 10.7% of collateral received for securities on loan)	10.7%
Communications Equipment	8.6
Healthcare Equipment & Supplies	8.1
Pharmaceuticals	7.9
Computers & Peripherals	6.9
Capital Markets	6.7
Internet Software & Services	6.2
IT Services	5.9
Healthcare Providers & Services	5.6
Oil, Gas & Consumable Fuels	5.2
Aerospace & Defense	3.4
Semiconductors & Semiconductor Equipment	3.3
Textiles, Apparel & Luxury Goods	3.2
Software	2.9
Food Products	2.6
Media	2.6
Diversified Financial Services	2.5
Multiline Retail	2.3
Energy Equipment & Services	2.1
Food & Staples Retailing	2.1
Household Products	2.1
Biotechnology	1.9
Internet & Catalog Retail	1.6

See Notes to Financial Statements.

Jennison Conservative Growth Fund	11

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Industry (cont’d.)
Air Freight & Logistics	1.5%
Machinery	1.4
Road & Rail	1.1
Hotels, Restaurants & Leisure	1.0
Automobiles	0.9
Auto Components	0.8

111.1
Liabilities in excess of other assets	(11.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JANUARY 31, 2010	SEMIANNUAL REPORT

Jennison Conservative Growth Fund

Statement of Assets and Liabilities

as of January 31, 2010 (Unaudited)

Assets
Investments, at value including securities on loan of $24,279,466:
Unaffiliated investments (cost $197,503,043)	$234,145,414
Affiliated investments (cost $25,041,359)	25,041,359
Receivable for investments sold	284,624
Dividends and interest receivable	121,729
Foreign tax reclaim receivable	85,268
Receivable for Fund shares sold	25,884
Prepaid expenses	15,161

Total assets	259,719,439

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	25,041,358
Payable to custodian	336,076
Accrued expenses	295,918
Loan payable	256,000
Payable for Fund shares reacquired	181,495
Management fee payable	147,849
Distribution fee payable	123,869
Affiliated transfer agent fee payable	22,704
Deferred trustees’ fees	9,506

Total liabilities	26,414,775

Net Assets	$233,304,664

Net assets were comprised of:
Shares of beneficial interest, at par	$36,092
Paid-in capital, in excess of par	314,456,736

314,492,828
Accumulated net investment loss	(1,006,933)
Accumulated net realized loss on investments and foreign currency transactions	(116,823,602)
Net unrealized appreciation on investments	36,642,371

Net assets, January 31, 2010	$233,304,664

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($109,580,305 ÷ 16,326,467 shares of beneficial interest issued and outstanding)	$6.71
Maximum sales charge (5.50% of offering price)	0.39

Maximum offering price to public	$7.10

Class B
Net asset value, offering price and redemption price per share ($8,341,132 ÷ 1,356,939 shares of beneficial interest issued and outstanding)	$6.15

Class C
Net asset value, offering price and redemption price per share ($59,282,367 ÷ 9,648,344 shares of beneficial interest issued and outstanding)	$6.14

Class L
Net asset value, offering price and redemption price per share ($29,256,571 ÷ 4,391,378 shares of beneficial interest issued and outstanding)	$6.66
Maximum sales charge (5.75% of offering price)	0.41

Maximum offering price to public	$7.07

Class M
Net asset value, offering price and redemption price per share ($17,323,867 ÷ 2,819,594 shares of beneficial interest issued and outstanding)	$6.14

Class X
Net asset value, offering price and redemption price per share ($9,520,422 ÷ 1,549,631 shares of beneficial interest issued and outstanding)	$6.14

See Notes to Financial Statements.

Jennison Conservative Growth Fund	15

Statement of Operations

Six Months Ended January 31, 2010 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $12,075)	$1,164,380
Affiliated income from securities loaned, net	16,425
Affiliated dividend income	5,406

Total income	1,186,211

Expenses
Management fee	858,070
Distribution fee—Class A	138,592
Distribution fee—Class B	43,713
Distribution fee—Class C	310,277
Distribution fee—Class L	77,027
Distribution fee—Class M	106,222
Distribution fee—Class X	57,183
Transfer agent’s fees and expenses (including affiliated expense of $94,000) (Note 3)	423,000
Reports to shareholders	40,000
Custodian’s fees and expenses	32,000
Registration fees	28,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	11,000
Insurance expenses	2,000
Miscellaneous	6,206

Total expenses	2,155,290

Net investment loss	(969,079)

Net Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investments	13,821,001
Foreign currency transactions	(33,399)

13,787,602

Net change in unrealized appreciation on investments	5,487,330

Net gain on investments	19,274,932

Net Increase In Net Assets Resulting From Operations	$18,305,853

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2010	Year Ended July 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(969,079)	$(1,102,006)
Net realized gain (loss) on investments and foreign currency transactions	13,787,602	(49,639,140)
Net change in unrealized appreciation (depreciation) on investments	5,487,330	177,551

Net increase (decrease) in net assets resulting from operations	18,305,853	(50,563,595)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,304,876	7,877,691
Cost of shares reacquired	(22,901,921)	(59,553,948)

Net decrease in net assets from Fund share transactions	(18,597,045)	(51,676,257)

Total decrease	(291,192)	(102,239,852)

Net Assets
Beginning of period	233,595,856	335,835,708

End of period	$233,304,664	$233,595,856

See Notes to Financial Statements.

Jennison Conservative Growth Fund	17

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Jennison Conservative Growth Fund, and Dryden Small Capitalization Value Fund. These financial statements relate to Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other fund are not presented herein.

The Fund’s investment objective is long-term capital appreciation through investment primarily in common stocks.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent

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transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio

Jennison Conservative Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium

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and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of

Jennison Conservative Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.70 of 1% of average daily net assets on the first $500 million, 0.65 of 1% of average daily net assets on the next $500 million and 0.60 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.70 of 1% for the six months ended January 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to 0.25 of 1% of the average daily net assets of the Class A shares for the six months ended January 31, 2010.

PIMS has advised the Fund that it received $31,857 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2010 that it received $26, $11,031, $382, $10,099 and $2,358 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”) and Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2010, the Fund incurred approximately $55,700 in total networking fees, of which approximately $5,600 and $8,900 were paid to First Clearing and Wells Fargo, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the year ended July 31, 2009, PIM has been compensated approximately $6,100 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2010, were $64,928,880 and $79,569,688, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$225,097,031	$37,736,654	$(3,646,912)	$34,089,742

Jennison Conservative Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2009 of approximately $111,194,000 of which $25,928,000 expires in 2010, $36,576,000 expires in 2011, $9,421,000 expires in 2012, $655,000 expires in 2013 and $38,614,000 expires in 2017. As of July 31, 2009, approximately $3,566,000 of the capital loss carry forward expired unused. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

In addition, the Fund elected to treat post-October capital and currency losses of approximately $16,667,900 and $12,000, respectively, incurred in the nine months ended July 31, 2009 as having incurred in the next fiscal year (July 31, 2010).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2010, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M and Class X shares. Class A and L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A

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shares on a quarterly basis approximately eight and ten years after purchase, respectively. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Class A	Shares	Amount
Six months ended January 31, 2010:
Shares sold	439,974	$2,965,166
Shares reacquired	(1,691,649)	(11,386,167)

Net increase in shares outstanding before conversion	(1,251,675)	(8,421,001)
Shares issued upon conversion from Class B, M and X	1,210,856	8,204,403

Net increase (decrease) in shares outstanding	(40,819)	$(216,598)

Year ended July 31, 2009:
Shares sold	893,968	$4,863,072
Shares reacquired	(4,292,804)	(23,331,734)

Net increase in shares outstanding before conversion	(3,398,836)	(18,468,662)
Shares issued upon conversion from Class B, M and X	3,617,312	19,972,853

Net increase (decrease) in shares outstanding	218,476	$1,504,191

Class B
Six months ended January 31, 2010:
Shares sold	62,545	$388,015
Shares reacquired	(112,736)	(702,057)

Net decrease in shares outstanding before conversion	(50,191)	(314,042)
Shares redeemed upon conversion to Class A	(49,106)	(298,596)

Net increase (decrease) in shares outstanding	(99,297)	$(612,638)

Year ended July 31, 2009:
Shares sold	212,394	$1,076,375
Shares reacquired	(439,097)	(2,188,081)

Net decrease in shares outstanding before conversion	(226,703)	(1,111,706)
Shares redeemed upon conversion to Class A	(250,231)	(1,297,652)

Net increase (decrease) in shares outstanding	(476,934)	$(2,409,358)

Class C
Six months ended January 31, 2010:
Shares sold	106,095	$657,063
Shares reacquired	(774,434)	(4,771,804)

Net increase (decrease) in shares outstanding	(668,339)	$(4,114,741)

Year ended July 31, 2009:
Shares sold	294,479	$1,470,687
Shares reacquired	(2,932,762)	(14,775,140)

Net increase (decrease) in shares outstanding	(2,638,283)	$(13,304,453)

Jennison Conservative Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Six months ended January 31, 2010:
Shares sold	24,154	$157,693
Shares reacquired	(414,504)	(2,754,563)

Net increase (decrease) in shares outstanding	(390,350)	$(2,596,870)

Year ended July 31, 2009:
Shares sold	33,543	$183,487
Shares reacquired	(1,370,326)	(7,582,811)

Net increase (decrease) in shares outstanding	(1,336,783)	$(7,399,324)

Class M
Six months ended January 31, 2010:
Shares sold	17,770	$109,855
Shares reacquired	(365,044)	(2,251,815)

Net increase in shares outstanding before conversion	(347,274)	(2,141,960)
Shares redeemed upon conversion to Class A	(842,077)	(5,244,488)

Net increase (decrease) in shares outstanding	(1,189,351)	$(7,386,448)

Year ended July 31, 2009:
Shares sold	29,836	$148,559
Shares reacquired	(1,649,979)	(8,372,482)

Net increase in shares outstanding before conversion	(1,620,143)	(8,223,923)
Shares redeemed upon conversion to Class A	(2,847,701)	(14,598,017)

Net increase (decrease) in shares outstanding	(4,467,844)	$(22,821,940)

Class X
Six months ended January 31, 2010:
Shares sold	4,300	$27,084
Shares reacquired	(168,187)	(1,035,515)

Net increase in shares outstanding before conversion	(163,887)	(1,008,431)
Shares redeemed upon conversion to Class A	(428,835)	(2,661,318)

Net increase (decrease) in shares outstanding	(592,722)	$(3,669,749)

Year ended July 31, 2009:
Shares sold	26,823	$135,511
Shares reacquired	(661,315)	(3,303,700)

Net increase in shares outstanding before conversion	(634,492)	(3,168,189)
Shares redeemed upon conversion to Class A	(822,045)	(4,077,184)

Net increase (decrease) in shares outstanding	(1,456,537)	$(7,245,373)

26	Visit our website at www.prudentialfunds.com

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund utilized the line of credit during the six months ended January 31, 2010. The approximate average balance for the 17 days the Fund had an outstanding balance was $455,059 at a weighted average interest rate of 1.37%. The amount outstanding at January 31, 2010 was $256,000.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Jennison Conservative Growth Fund	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.21

Income (loss) from investment operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.52

Total from investment operations	.50

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$6.71

Total Return(a):	8.05%
Ratios/Supplemental Data:
Net assets, end of period (000)	$109,580
Average net assets (000)	$109,953
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.41	%(g)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(g)
Net investment income (loss)	(.45	)%(g)
For Class A, B, C, L, M and X shares:
Portfolio turnover rate	28	%(h)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $.005 per share.
(f)	Less than 0.005%.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$7.11	$8.75	$7.76	$7.71	$6.81

— (e)	— (e)	.01	(.06)	(.01)
(.90)	(.21)	.98	.11	.91

(.90)	(.21)	.99	.05	.90

—	(1.43)	—	—	—

$6.21	$7.11	$8.75	$7.76	$7.71

(12.66)%	(3.60)%	12.76%	.65%	13.22%

$101,706	$114,874	$88,377	$13,925	$18,614
$90,330	$108,116	$40,262	$16,620	$20,234

1.36%	1.28%	1.30%	1.63%	1.48%
1.11%	1.03%	1.05%	1.38%	1.23%
(.06)%	— (f)	.08%	(.71)%	(.19)%

56%	58%	198%	173%	69%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.71

Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	.48

Total from investment operations	.44

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$6.15

Total Return(a):	7.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,341
Average net assets (000)	$8,670
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.16	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(d)
Net investment loss	(1.19	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase a of share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$6.59	$8.26	$7.38	$7.38	$6.58

(.04)	(.06)	(.08)	(.11)	(.06)
(.84)	(.18)	.96	.11	.86

(.88)	(.24)	.88	.00	.80

—	(1.43)	—	—	—

$5.71	$6.59	$8.26	$7.38	$7.38

(13.35)%	(4.24)%	11.92%	.00%	12.16%

$8,319	$12,737	$19,420	$18,787	$25,440
$8,723	$16,543	$18,153	$22,942	$27,444

2.11%	2.03%	2.19%	2.38%	2.23%
1.11%	1.03%	1.19%	1.38%	1.23%
(.82)%	(.75)%	(.98)%	(1.45)%	(.93)%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.71

Income (loss) from investment operations:
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	.47

Total from investment operations	.43

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$6.14

Total Return(a):	7.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$59,282
Average net assets (000)	$61,541
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.16	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(d)
Net investment loss	(1.19	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase a of share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class C
Year Ended July 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$6.59	$8.26	$7.38	$7.38	$6.58

(.04)	(.06)	(.06)	(.11)	(.06)
(.84)	(.18)	.94	.11	.86

(.88)	(.24)	.88	.00	.80

—	(1.43)	—	—	—

$5.71	$6.59	$8.26	$7.38	$7.38

(13.35)%	(4.24)%	11.92%	.00%	12.16%

$58,912	$85,318	$114,101	$27,128	$35,714
$59,345	$102,942	$62,313	$32,119	$40,132

2.11%	2.03%	2.06%	2.38%	2.23%
1.11%	1.03%	1.06%	1.38%	1.23%
(.82)%	(.76)%	(.73)%	(1.45)%	(.92)%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	33

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.18

Income from investment operations
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.50

Total from investment operations	.48

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$6.66

Total Return(d):	7.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,257
Average net assets (000)	$30,555
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.66	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(e)
Net investment income (loss)	(.69	)%(e)

(a)	Inception date of Class L shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class L
Year Ended July 31,		March 26, 2007(a) through July 31, 2007(b)
2009(b)	2008(b)

$7.09	$8.75	$8.73

(.02)	(.02)	—	(c)
(.89)	(.21)	.02

(.91)	(.23)	.02

—	(1.43)	—

$6.18	$7.09	$8.75

(12.83)%	(3.85)%	.23%

$29,533	$43,369	$62,087
$29,817	$54,112	$68,505

1.61%	1.53%	1.46	%(e)
1.11%	1.03%	.96	%(e)
(.32)%	(.26)%	.01	%(e)

See Notes to Financial Statements.

Jennison Conservative Growth Fund	35

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.71

Income from investment operations
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	.47

Total from investment operations	.43

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$6.14

Total Return(c):	7.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,324
Average net assets (000)	$21,068
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.16	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(d)
Net investment loss	(1.18	)%(d)

(a)	Inception date of Class M shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class M
Year Ended July 31,		March 26, 2007(a) through July 31, 2007(b)
2009(b)	2008(b)

$6.59	$8.26	$8.26

(.04)	(.06)	(.02)
(.84)	(.18)	.02

(.88)	(.24)	.00

—	(1.43)	—

$5.71	$6.59	$8.26

(13.35)%	(4.24)%	.00%

$22,893	$55,835	$145,507
$31,222	$99,825	$169,827

2.11%	2.03%	1.97	%(d)
1.11%	1.03%	.97	%(d)
(.85)%	(.76)%	(.51	)%(d)

See Notes to Financial Statements.

Jennison Conservative Growth Fund	37

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.71

Income from investment operations
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	.47

Total from investment operations	.43

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$6.14

Total Return(c):	7.53%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,520
Average net assets (000)	$11,342
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.16	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.16	%(d)
Net investment loss	(1.18	)%(d)

(a)	Inception date of Class X shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

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Class X
Year Ended July 31,		March 26, 2007(a) through July 31, 2007(b)
2009(b)	2008(b)

$6.59	$8.26	$8.26

(.04)	(.06)	(.01)
(.84)	(.18)	.01

(.88)	(.24)	.00

—	(1.43)	—

$5.71	$6.59	$8.26

(13.35)%	(4.24)%	.00%

$12,233	$23,702	$33,403
$14,957	$29,456	$36,350

2.11%	2.03%	1.97	%(d)
1.11%	1.03%	.97	%(d)
(.84)%	(.76)%	(.49	)%(d)

See Notes to Financial Statements.

Jennison Conservative Growth Fund	39

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of each Fund.* All trustees, with the exception of Mr. Benjamin, served as trustees to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	25,245,899.927	516,215.197
Linda W. Bynoe	25,205,332.294	556,782.830
Michael S. Hyland	25,251,000.492	511,114.632
Douglas H. McCorkindale	25,215,004.186	547,110.938
Stephen P. Munn	25,255,724.041	506,391.083
Richard A. Redeker	25,253,609.807	508,505.317
Robin B. Smith	25,221,692.089	540,423.035
Stephen G. Stoneburn	25,251,086.923	511,028.201
Judy A. Rice	25,254,041.231	508,073.893
Scott E. Benjamin	25,249,730.965	512,384.159

*	Results are for all funds within the same investment company.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Conservative Growth Fund (Formerly known as Jennison Conservative Growth Fund)
Share Class	A	B	C	L	M	X
NASDAQ	TBDAX	TBDBX	TBDCX	JCGLX	JCGMX	JCGRX
CUSIP	74440V104	74440V203	74440V302	74440V401	74440V500	74440V609

MF503E2    0174690-00001-00

JANUARY 31, 2010	SEMIANNUAL REPORT

Dryden Small Cap Value Fund

On or about February 16, 2010, this Fund will be renamed the Prudential Small-Cap Value Fund.

FUND TYPE

Small cap stock

OBJECTIVE

Seeks above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Small Cap Value Fund to the Prudential Small-Cap Value Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Small-Cap Value Fund

Dryden Small Cap Value Fund	1

Your Fund’s Performance

Fund objective

The Dryden Small Cap Value Fund, managed by Quantitative Management Associates LLC (QMA), has above-average capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Gross operating expenses: Class A, 1.67%; Class B, 2.37%; Class C, 2.37%; Class L, 1.87%; Class M, 2.37%; Class X, 2.37%. Net operating expenses apply to: Class A, 1.67%; Class B, 2.37%; Class C, 2.37%; Class L, 1.87%; Class M, 1.62%; Class X, 1.62%.

Cumulative Total Returns as of 1/31/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	10.73%	32.11%	–2.91%	128.19%	—
Class B	10.40	31.07	–6.39	112.06	—
Class C	10.40	31.25	–6.39	112.06	—
Class L	10.59	31.55	N/A	N/A	–11.63% (8/22/05)
Class M	10.82	32.14	N/A	N/A	–11.72 (8/22/05)
Class X	10.77	31.97	N/A	N/A	–11.68 (8/22/05)
Russell 2000 Value Index[2]	10.63	36.55	0.95	120.66	**
Russell 2000 Index[3]	8.86	37.82	3.10	38.28	***
Lipper Small-Cap Value Funds Avg.[4]	11.41	45.33	5.51	125.03	****

Average Annual Total Returns[5] as of 12/31/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		10.98%	–1.49%	7.84%	—
Class B		11.73	–1.22	7.66	—
Class C		15.61	–1.11	7.65	—
Class L		10.33	N/A	N/A	–3.55% (8/22/05)
Class M		11.31	N/A	N/A	–2.57 (8/22/05)
Class X		11.62	N/A	N/A	–2.67 (8/22/05)
Russell 2000 Value Index[2]		20.58	–0.01	8.27	**
Russell 2000 Index[3]		27.17	0.51	3.51	***
Lipper Small-Cap Value Funds Avg.[4]		32.57	0.91	8.11	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are only exchangeable with Class L, Class M, and Class X shares, respectively, offered by the other JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 calendar years of returns.

2The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Investors cannot invest directly in an index.

3The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed. Investors cannot invest directly in an index.

4The Lipper Small-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class B, Class M, and Class X shares will automatically convert to Class A shares on a quarterly basis approximately seven years, eight years, and 10 years, respectively, after purchase. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 1/31/10 is –6.86% for Class L, Class M, and Class X. Russell 2000 Value Index Closest Month-End to Inception average annual total return as of 12/31/09 is –0.95% for Class L, Class M, and Class X.

***Russell 2000 Index Closest Month-End to Inception cumulative total return as of 1/31/10 is –4.13% for Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total return as of 12/31/09 is –0.11% for Class L, Class M, and Class X.

****Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/10 is –2.72% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/09 is –0.18% for Class L, Class M, and Class X.

Dryden Small Cap Value Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Russell 2000 Index and the Russell 2000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 2000 Index, the Russell 2000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/10
Pro Assurance Corp., Insurance	0.8%
Platinum Underwriters Holdings Ltd. (Bermuda), Insurance	0.8
iShares Russell 2000 Value Index Fund, Exchange Traded Fund	0.7
Rent-A-Center, Inc., Specialty Retail	0.7
International Bancshares Corp., Commercial Banks	0.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/10
Commercial Banks	11.4%
Insurance	6.8
Healthcare Providers & Services	4.3
Real Estate Investment Trusts	4.1
Electronic Equipment & Instruments	4.0

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2009, at the beginning of the period, and held through the six-month period ended January 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Small Cap Value Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Small Cap Value Fund		Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,107.30	1.67%	$8.87
	Hypothetical	$1,000.00	$1,016.79	1.67%	$8.49

Class B	Actual	$1,000.00	$1,104.00	2.37%	$12.57
	Hypothetical	$1,000.00	$1,013.26	2.37%	$12.03

Class C	Actual	$1,000.00	$1,104.00	2.37%	$12.57
	Hypothetical	$1,000.00	$1,013.26	2.37%	$12.03

Class L	Actual	$1,000.00	$1,105.90	1.87%	$9.93
	Hypothetical	$1,000.00	$1,015.78	1.87%	$9.50

Class M	Actual	$1,000.00	$1,108.20	1.62%	$8.61
	Hypothetical	$1,000.00	$1,017.04	1.62%	$8.24

Class X	Actual	$1,000.00	$1,107.70	1.62%	$8.61
	Hypothetical	$1,000.00	$1,017.04	1.62%	$8.24

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS

Aerospace & Defense 0.9%
9,600	AAR Corp.*	$222,432
17,600	Ceradyne, Inc.*	343,904
9,100	Ducommun, Inc.	163,618
13,100	Ladish Co., Inc.*	202,395

		932,349

Air Freight & Logistics 0.4%
11,200	Atlas Air Worldwide Holdings, Inc.*	410,704

Airlines 1.3%
18,600	Alaska Air Group, Inc.*	582,924
38,700	Republic Airways Holdings, Inc.*(a)	189,243
40,000	SkyWest, Inc.	585,200

		1,357,367

Auto Components 0.2%
37,800	Spartan Motors, Inc.	226,800

Beverages 0.1%
1,800	Coca-Cola Bottling Co. Consolidated	90,846

Biotechnology 0.2%
11,500	Maxygen, Inc.*	64,285
24,300	PDL BioPharma, Inc.	155,520

		219,805

Building Products 0.6%
4,000	Ameron International Corp.	276,120
17,300	Apogee Enterprises, Inc.	238,048
9,800	Insteel Industries, Inc.	96,824

		610,992

Capital Markets 1.3%
22,300	BGC Partners, Inc. (Class A Stock)	90,761
32,400	GFI Group, Inc.	157,788
20,100	Knight Capital Group, Inc. (Class A Stock)*	314,364
14,200	optionsXpress Holdings, Inc.	203,770
10,100	Raymond James Financial, Inc.(a)	255,631
10,400	SWS Group, Inc.	124,800

See Notes to Financial Statements.

Dryden Small Cap Value Fund	7

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
43	Teton Advisors, Inc. (Class B Stock)	$—
28,800	TradeStation Group, Inc.*	203,616

		1,350,730

Chemicals 3.2%
8,200	Cytec Industries, Inc.	305,942
12,000	Innophos Holdings, Inc.	234,720
3,800	Innospec, Inc.	37,050
13,200	LSB Industries, Inc.*	173,580
5,000	Lubrizol Corp. (The)	368,450
38,200	Olin Corp.	630,300
17,500	OM Group, Inc.*	570,850
19,800	RPM International, Inc.	370,260
21,700	Schulman, (A.), Inc.	488,684
8,200	Westlake Chemical Corp.	168,346

		3,348,182

Commercial Banks 11.4%
3,200	BancFirst Corp.	128,960
18,100	Banco Latinoamericano de Comercio Exterior SA (Panama)	256,296
12,900	BancorpSouth, Inc.(a)	295,152
9,700	Bank of the Ozarks, Inc.	287,411
19,000	Cathay General Bancorp	182,020
300	Century Bancorp, Inc. (Class A Stock)	6,321
20,700	Chemical Financial Corp.	438,633
15,500	City Holding Co.	487,165
26,000	Community Bank System, Inc.(a)	543,660
7,500	Community Trust Bancorp, Inc.	189,975
21,100	CVB Financial Corp.(a)	202,138
2,400	First Bancorp	37,152
15,500	First Community Bancshares, Inc.	180,730
25,600	First Financial Bancorp	419,840
25,500	First Merchants Corp.	172,380
18,200	First Midwest Bancorp, Inc.	239,694
34,295	FirstMerit Corp.	702,705
15,900	FNB Corp.	112,731
5,700	IBERIABANK Corp.	304,608
21,000	Independent Bank Corp.	489,300
36,240	International Bancshares Corp.(a)	755,242
31,874	National Penn Bancshares, Inc.	191,244

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
25,500	NBT Bancorp, Inc.	$531,930
44,300	Old National Bancorp	533,372
12,600	PacWest Bancorp(a)	261,450
5,500	Park National Corp.(a)	301,400
1,700	Renasant Corp.(a)	24,395
6,900	Republic Bancorp, Inc. (Class A Stock)	114,609
9,700	S&T Bancorp, Inc.	169,944
4,200	Sandy Spring Bancorp, Inc.	50,358
2,000	SCBT Financial Corp.	60,000
16,400	Simmons First National Corp. (Class A Stock)	440,176
2,200	Southside Bancshares, Inc.	43,780
3,700	Suffolk Bancorp	99,752
25,850	Susquehanna Bancshares, Inc.	202,922
10,200	SVB Financial Group*(a)	442,578
3,000	Tompkins Financial Corp.	117,600
2,700	Trico Bancshares	46,602
22,600	Trustmark Corp.	515,280
24,900	Umpqua Holdings Corp.	307,764
17,700	United Bankshares, Inc.(a)	440,730
12,600	WesBanco, Inc.	182,826
11,500	Wintrust Financial Corp.(a)	399,510

		11,910,335

Commercial Services & Supplies 3.0%
10,400	ATC Technology Corp.*	227,448
33,500	Deluxe Corp.	623,435
14,300	Ennis, Inc.	214,500
9,100	G & K Services, Inc. (Class A Stock)	227,500
16,000	Herman Miller, Inc.	270,240
18,300	HNI Corp.(a)	457,866
8,900	Knoll, Inc.	100,214
6,300	M&F Worldwide Corp.*	228,627
20,200	McGrath RentCorp	425,614
7,800	Mobile Mini, Inc.*	109,590
20,900	Schawk, Inc.	269,192

		3,154,226

Communications Equipment 0.7%
43,800	Arris Group, Inc.*	439,752
10,200	Black Box Corp.	280,398

See Notes to Financial Statements.

Dryden Small Cap Value Fund	9

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
5,700	Cogo Group, Inc.*	$36,252

		756,402

Construction & Engineering 1.7%
11,500	Comfort Systems USA, Inc.	134,895
18,200	Dycom Industries, Inc.*	148,694
18,500	EMCOR Group, Inc.*	445,110
13,200	Granite Construction, Inc.(a)	407,616
8,400	Layne Christensen Co.*	212,772
6,000	Sterling Construction Co, Inc.*	114,120
15,000	Tutor Perini Corp.*(a)	285,900

		1,749,107

Consumer Finance 1.9%
28,000	Advance America Cash Advance Centers, Inc.	135,240
14,200	Cash America International, Inc.	533,778
12,500	Credit Acceptance Corp.*(a)	665,250
5,700	First Cash Financial Services, Inc.*	130,131
1,600	QC Holdings, Inc.	9,840
11,700	World Acceptance Corp.*(a)	472,563

		1,946,802

Containers & Packaging 0.3%
6,500	Rock-Tenn Co. (Class A Stock)	277,485

Distributors 0.2%
6,600	Core-Mark Holding Co., Inc.*	196,812

Diversified Consumer Services 1.2%
9,400	Pre-Paid Legal Services, Inc.*(a)	374,778
31,400	Regis Corp.(a)	500,202
8,500	Steiner Leisure Ltd. (Bahamas)*(a)	338,640

		1,213,620

Diversified Financial Services 0.3%
5,900	Portfolio Recovery Associates, Inc.*(a)	268,922

Diversified Telecommunication Services 0.6%
8,700	Atlantic Tele-Network, Inc.	421,341
22,000	Premiere Global Services, Inc.*	177,760

		599,101

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities 3.0%
9,800	Allete, Inc.	$306,740
33,100	El Paso Electric Co.*	637,175
13,500	Empire District Electric Co. (The)	248,535
17,400	IDACORP, Inc.	545,490
3,800	MGE Energy, Inc.	127,034
13,200	UIL Holdings Corp.	358,644
13,800	UniSource Energy Corp.	424,212
3,800	Unitil Corp.	82,726
18,600	Westar Energy, Inc.(a)	396,738

		3,127,294

Electrical Equipment 3.0%
8,400	Acuity Brands, Inc.(a)	300,552
15,200	Belden, Inc.	347,016
20,100	Brady Corp. (Class A Stock)	568,026
12,400	Encore Wire Corp.	248,124
10,600	EnerSys*	206,594
15,000	Regal-Beloit Corp.	711,000
9,700	Smith (A.O.) Corp.	413,026
10,200	Thomas & Betts Corp.*(a)	344,352

		3,138,690

Electronic Equipment & Instruments 4.0%
9,100	Anixter International, Inc.*	379,288
8,800	Avnet, Inc.*	232,672
33,600	Benchmark Electronics, Inc.*	612,192
29,600	Checkpoint Systems, Inc.*	474,784
50,700	CTS Corp.	385,827
20,300	Electro Rent Corp.	237,307
4,200	Measurement Specialties, Inc.*	50,064
10,800	Multi-Fineline Electronix, Inc.*	257,796
28,900	Newport Corp.*	245,939
800	PC Connection, Inc.*	5,120
13,200	Plexus Corp.*	448,932
12,300	ScanSource, Inc.*	347,598
10,300	SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	62,624
43,600	TTM Technologies, Inc.*	451,260

		4,191,403

See Notes to Financial Statements.

Dryden Small Cap Value Fund	11

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services 3.8%
24,800	Basic Energy Services, Inc.*	$232,872
16,300	Bristow Group, Inc.*	581,910
12,200	Cal Dive International, Inc.*	85,888
9,200	Dawson Geophysical Co.*	199,548
6,200	Gulf Island Fabrication, Inc.	108,252
11,000	GulfMark Offshore, Inc.*	270,050
13,300	Hornbeck Offshore Services, Inc.*	286,083
59,600	Key Energy Services, Inc.*	576,332
2,500	Lufkin Industries, Inc.	158,450
18,000	Matrix Service Co.*	181,620
9,100	Natural Gas Services Group, Inc.*	142,961
9,700	Oil States International, Inc.*	357,348
12,300	RPC, Inc.	151,905
8,600	Tidewater, Inc.(a)	402,652
12,700	Willbros Group, Inc.*	194,183

		3,930,054

Exchange Traded Fund 0.7%
13,500	iShares Russell 2000 Value Index Fund(a)	761,805

Food & Staples Retailing 1.8%
11,400	Andersons, Inc. (The)	307,572
20,200	Ingles Markets, Inc. (Class A Stock)	286,032
12,200	Nash-Finch Co.	420,900
14,800	Pantry, Inc. (The)*	199,356
22,800	Ruddick Corp.(a)	646,380

		1,860,240

Food Products 0.7%
8,500	Cal-Maine Foods, Inc.(a)	277,525
21,000	Fresh del Monte Produce, Inc. (Cayman Islands)*	426,930
1,200	Zhongpin, Inc.*	14,640

		719,095

Gas Utilities 2.0%
4,600	AGL Resources, Inc.	162,334
15,300	Atmos Energy Corp.(a)	422,586
8,800	Energen Corp.	386,760
10,000	ONEOK, Inc.	421,900
26,000	Southwest Gas Corp.	719,420

		2,113,000

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 0.6%
6,000	Hill-Rom Holdings, Inc.	$140,220
19,300	Invacare Corp.	483,272

		623,492

Healthcare Providers & Services 4.3%
30,800	Alliance HealthCare Services, Inc.*	154,924
17,300	AMN Healthcare Services, Inc.*	150,510
21,100	AmSurg Corp.*	445,421
27,300	Centene Corp.*	525,525
19,600	Cross Country Healthcare, Inc.*	177,576
21,500	HealthSouth Corp.*	387,215
32,000	HealthSpring, Inc.*	556,480
14,400	inVentiv Health, Inc.*	221,328
27,100	Kindred Healthcare, Inc.*	458,261
1,400	Magellan Health Services, Inc.*	55,272
22,700	MedCath Corp.*	154,133
11,100	Molina Healthcare, Inc.*	246,975
6,100	Res-Care, Inc.*	54,961
9,800	Sun Healthcare Group, Inc.*	85,652
21,600	Universal American Corp.*	288,576
2,600	US Physical Therapy, Inc.*	40,716
14,100	WellCare Health Plans, Inc.*	439,638

		4,443,163

Hotels, Restaurants & Leisure 2.4%
15,800	Bob Evans Farms, Inc.	440,978
6,600	California Pizza Kitchen, Inc.*	91,080
13,100	CEC Entertainment, Inc.*(a)	434,789
5,600	Cheesecake Factory, Inc. (The)*	118,384
12,800	Cracker Barrel Old Country Store, Inc.	473,088
6,500	Dover Downs Gaming & Entertainment, Inc.	22,750
10,700	Jack in the Box, Inc.*	208,757
9,200	Monarch Casino & Resort, Inc.*	65,780
6,000	P.F. Chang’s China Bistro, Inc.*	231,600
5,800	Papa John’s International, Inc.*	136,880
13,800	Sonic Corp.*	116,334
10,800	Speedway Motorsports, Inc.	179,496

		2,519,916

See Notes to Financial Statements.

Dryden Small Cap Value Fund	13

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Durables 1.2%
6,350	Blyth, Inc.	$178,371
15,600	CSS Industries, Inc.	270,348
4,200	Helen of Troy Ltd. (Bermuda)*	98,994
15,600	Meritage Homes Corp.*	349,284
15,300	Ryland Group, Inc.	340,578

		1,237,575

Industrial Conglomerates 0.7%
400	Seaboard Corp.	492,000
3,800	Standex International Corp.	86,678
11,700	Tredegar Corp.	189,306

		767,984

Insurance 6.8%
7,600	American Physicians Capital, Inc.	210,976
8,400	AMERISAFE, Inc.*	145,320
4,800	AmTrust Financial Services, Inc.	57,456
14,394	Argo Group International Holdings Ltd. (Bermuda)*	384,896
15,400	CNA Surety Corp.*	215,600
32,200	Delphi Financial Group, Inc. (Class A Stock)	652,050
14,000	Employers Holdings, Inc.	185,220
600	Enstar Group Ltd. (Bermuda)*	38,934
7,200	FPIC Insurance Group, Inc.*	273,240
15,100	HCC Insurance Holdings, Inc.	409,210
9,300	Infinity Property & Casualty Corp.	368,838
37,300	Meadowbrook Insurance Group, Inc.	251,775
31,000	National Financial Partners Corp.*	261,950
21,800	Platinum Underwriters Holdings Ltd. (Bermuda)	790,468
16,700	ProAssurance Corp.*	847,692
10,700	Safety Insurance Group, Inc.	374,500
7,300	SeaBright Insurance Holdings, Inc.*	74,314
35,600	Selective Insurance Group, Inc.	550,732
9,100	Tower Group, Inc.	201,110
27,600	Universal Insurance Holdings, Inc.	163,116
6,225	Validus Holdings Ltd. (Bermuda)	164,962
15,400	Zenith National Insurance Corp.	429,660

		7,052,019

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet & Catalog Retail 0.3%
13,600	NutriSystem, Inc.(a)	$276,896

Internet Software & Services 1.0%
41,700	EarthLink, Inc.	338,187
4,200	j2 Global Communications, Inc.*	86,268
11,600	Perficient, Inc.*	112,636
61,049	United Online, Inc.	385,830
14,800	ValueClick, Inc.*	136,900

		1,059,821

IT Services 2.6%
27,000	Acxiom Corp.*	415,260
9,900	CACI International, Inc. (Class A Stock)*(a)	474,903
19,500	CSG Systems International, Inc.*	378,495
15,200	Euronet Worldwide, Inc.*	310,384
20,600	Global Cash Access Holdings, Inc.*	166,860
24,600	Heartland Payment Systems, Inc.	351,042
11,400	Ness Technologies, Inc.*	63,156
12,200	TeleTech Holdings, Inc.*	232,288
10,500	Wright Express Corp.*	308,280

		2,700,668

Leisure Equipment & Products 0.8%
22,400	JAKKS Pacific, Inc.*(a)	246,400
7,700	Polaris Industries, Inc.	340,417
5,000	Pool Corp.(a)	91,800
9,700	RC2 Corp.*	139,389

		818,006

Life Science Tools & Services 0.3%
16,000	Kendle International, Inc.*	323,840

Machinery 3.6%
17,800	Actuant Corp. (Class A Stock)	298,506
5,000	American Railcar Industries, Inc.	49,550
6,700	Cascade Corp.	193,965
5,000	Chart Industries, Inc.*	80,650
5,900	CIRCOR International, Inc.	166,675
14,500	Columbus McKinnon Corp.*	196,910
12,600	Crane Co.	384,552

See Notes to Financial Statements.

Dryden Small Cap Value Fund	15

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
6,500	Dynamic Materials Corp.	$106,665
21,800	EnPro Industries, Inc.*	530,830
32,400	Force Protection, Inc.*	164,916
3,200	FreightCar America, Inc.	62,400
2,800	Harsco Corp.	83,328
1,700	Miller Industries, Inc.*	19,057
24,600	Mueller Industries, Inc.	604,914
17,700	Timken Co.	396,657
13,500	Watts Water Technologies, Inc. (Class A Stock)	390,555

		3,730,130

Marine 0.4%
13,500	Genco Shipping & Trading Ltd. (Marshall Island)*(a)	258,660
4,900	International Shipholding Corp.	135,044
5,000	TBS International PLC (Class A Stock) (Ireland)*	30,100

		423,804

Media 0.6%
24,000	Harte-Hanks, Inc.	253,440
12,400	Scholastic Corp.	370,760

		624,200

Metals & Mining 2.2%
15,200	A.M. Castle & Co.	147,440
15,200	Brush Engineered Materials, Inc.*	273,144
22,300	Commercial Metals Co.(a)	306,402
9,700	Haynes International, Inc.	284,113
9,900	Kaiser Aluminum Corp.	347,985
20,100	RTI International Metals, Inc.*	497,475
3,800	Universal Stainless & Alloy*	69,274
27,200	Worthington Industries, Inc.	393,584

		2,319,417

Multi-Utilities 2.3%
31,000	Avista Corp.	631,780
23,800	Black Hills Corp.	618,324
10,600	CH Energy Group, Inc.	419,230
15,400	NorthWestern Corp.	376,530
14,500	Vectren Corp.	337,560

		2,383,424

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 3.8%
15,400	Berry Petroleum Co. (Class A Stock)	$417,032
10,000	Bill Barrett Corp.*(a)	310,000
10,000	Delek US Holdings, Inc.	69,800
8,800	Forest Oil Corp.*(a)	212,256
16,400	Frontier Oil Corp.	204,344
7,600	Frontline Ltd. (Bermuda)(a)	228,456
26,800	General Maritime Corp. (Marshall Island)	207,432
5,000	Gulfport Energy Corp.*	51,700
12,200	Holly Corp.	318,420
15,200	Knightsbridge Tankers Ltd. (Bermuda)(a)	219,032
10,500	Rosetta Resources, Inc.*	215,880
11,800	Southern Union Co.	260,072
11,000	St. Mary Land & Exploration Co.	352,440
19,500	Swift Energy Co.*(a)	488,670
22,800	VAALCO Energy, Inc.	96,444
14,600	World Fuel Services Corp.(a)	350,838

		4,002,816

Paper & Forest Products 0.3%
21,800	Glatfelter	300,840

Personal Products 0.2%
47,700	American Oriental Bioengineering, Inc.*	192,231
500	USANA Health Sciences, Inc.*	14,210

		206,441

Pharmaceuticals
5,400	Caraco Pharmaceutical Laboratories Ltd.*	27,648

Professional Services 1.6%
4,200	Administaff, Inc.	95,928
4,400	CRA International, Inc.*	114,180
12,800	Kelly Services, Inc. (Class A Stock)*	167,936
10,100	Kforce, Inc.*	135,037
21,700	School Specialty, Inc.*	479,353
7,000	Towers Watson & Co. (Class A Stock)	305,410
23,600	TrueBlue, Inc.*	342,436

		1,640,280

See Notes to Financial Statements.

Dryden Small Cap Value Fund	17

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts 4.1%
14,200	Agree Realty Corp.	$278,178
28,800	BioMed Realty Trust, Inc.(a)	419,616
28,582	Cousins Properties, Inc.(a)	218,938
55,217	DiamondRock Hospitality Co.*	449,463
19,200	Entertainment Properties Trust(a)	670,272
5,300	Getty Realty Corp.	114,321
14,800	Kilroy Realty Corp.	427,572
26,700	LaSalle Hotel Properties(a)	538,005
22,100	Medical Properties Trust, Inc.(a)	221,221
4,400	National Health Investors, Inc.	149,688
7,600	Parkway Properties, Inc.	158,308
4,800	PS Business Parks, Inc.	229,824
3,800	Sun Communities, Inc.	68,818
43,600	Sunstone Hotel Investors, Inc.*(a)	374,524

		4,318,748

Road & Rail 1.0%
5,000	AMERCO*	188,950
18,800	Marten Transport Ltd.*	331,068
16,400	Old Dominion Freight Line, Inc.*	451,000
2,600	Werner Enterprises, Inc.	51,428

		1,022,446

Semiconductors & Semiconductor Equipment 0.2%
16,800	Sigma Designs, Inc.*(a)	186,648

Software 1.3%
31,000	Epicor Software Corp.*	237,770
25,000	Fair Isaac Corp.	548,250
21,300	Kenexa Corp.*	211,296
3,600	MicroStrategy, Inc. (Class A Stock)*	337,392

		1,334,708

Specialty Retail 3.9%
3,800	Build-A-Bear Workshop, Inc.*	18,126
22,400	Cabela’s, Inc.*(a)	361,088
16,700	Cato Corp. (The) (Class A Stock)	341,515
10,200	Children’s Place Retail Stores, Inc. (The)*(a)	324,360
26,200	Collective Brands, Inc.*	515,616
19,000	Dress Barn, Inc.*	447,260

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
4,300	DSW, Inc. (Class A Stock)*	$103,630
5,300	Gymboree Corp.*	206,753
8,200	Jos. A. Bank Clothiers, Inc.*(a)	343,662
18,300	Men’s Wearhouse, Inc. (The)	368,745
37,900	Rent-A-Center, Inc.*	758,000
17,900	Stage Stores, Inc.	231,268

		4,020,023

Textiles, Apparel & Luxury Goods 1.9%
16,100	Carter’s, Inc.*(a)	416,346
6,500	Columbia Sportswear Co.	268,970
9,000	Maidenform Brands, Inc.*	134,550
8,700	Steven Madden Ltd.*	349,218
26,400	Timberland Co. (Class A Stock)*(a)	454,080
7,600	UniFirst Corp.	381,824

		2,004,988

Thrifts & Mortgage Finance 1.2%
4,400	Berkshire Hills Bancorp, Inc.	72,820
28,300	Dime Community Bancshares	342,147
7,400	First Financial Holdings, Inc.	87,246
17,800	Flushing Financial Corp.	218,050
22,200	Washington Federal, Inc.	414,030
4,700	WSFS Financial Corp.	126,900

		1,261,193

Trading Companies & Distributors 0.8%
3,000	Applied Industrial Technologies, Inc.	65,400
12,400	Beacon Roofing Supply, Inc.*(a)	208,320
3,700	Houston Wire & Cable Co.	44,511
12,000	Interline Brands, Inc.*	201,600
6,200	Rush Enterprises, Inc. (Class A Stock)*	70,432
8,100	WESCO International, Inc.*(a)	224,532

		814,795

Wireless Telecommunication Services 0.2%
25,400	USA Mobility, Inc.	263,906

	TOTAL LONG-TERM INVESTMENTS (cost $107,058,895)	103,172,003

See Notes to Financial Statements.

Dryden Small Cap Value Fund	19

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 18.6%

AFFILIATED MONEY MARKET MUTUAL FUND
19,336,802	Dryden Core Investment Fund - Taxable Money Market Series (cost $19,336,802; includes $18,655,401 of cash collateral for securities on loan)(b)(c)	$19,336,802

	TOTAL INVESTMENTS 117.7% (cost $126,395,697; Note 5)	122,508,805
	Liabilities in excess of other assets (17.7)%	(18,450,829)

	NET ASSETS 100%	$104,057,976

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $18,003,079; cash collateral of $18,655,401 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$103,172,003	$—	$—
Affiliated Money Market Mutual Fund	19,336,802	—	—

	$122,508,805	$—	$—
Other Financial Instruments*	—	—	—

Total	$122,508,805	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2009 and January 31, 2010, the Fund had one Level 3 security with a fair value of $0.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2010 were as follows:

Affiliated Money Market Mutual Fund (17.9% represents investments purchased with collateral from securities on loan)	18.6%
Commercial Banks	11.4
Insurance	6.8
Healthcare Providers & Services	4.3
Real Estate Investment Trusts	4.1
Electronic Equipment & Instruments	4.0
Specialty Retail	3.9
Oil, Gas & Consumable Fuels	3.8
Energy Equipment & Services	3.8
Machinery	3.6
Chemicals	3.2
Commercial Services & Supplies	3.0
Electrical Equipment	3.0
Electric Utilities	3.0
IT Services	2.6
Hotels, Restaurants & Leisure	2.4
Multi-Utilities	2.3
Metals & Mining	2.2
Gas Utilities	2.0
Textiles, Apparel & Luxury Goods	1.9
Consumer Finance	1.9
Food & Staples Retailing	1.8

See Notes to Financial Statements.

Dryden Small Cap Value Fund	21

Portfolio of Investments

as of January 31, 2010 (Unaudited) continued

Industry (cont’d.)
Construction & Engineering	1.7%
Professional Services	1.6
Airlines	1.3
Capital Markets	1.3
Software	1.3
Thrifts & Mortgage Finance	1.2
Household Durables	1.2
Diversified Consumer Services	1.2
Internet Software & Services	1.0
Road & Rail	1.0
Aerospace & Defense	0.9
Leisure Equipment & Products	0.8
Trading Companies & Distributors	0.8
Industrial Conglomerates	0.7
Exchange Traded Funds	0.7
Communications Equipment	0.7
Food Products	0.7
Media	0.6
Healthcare Equipment & Supplies	0.6
Building Products	0.6
Diversified Telecommunication Services	0.6
Marine	0.4
Air Freight & Logistics	0.4
Life Science Tools & Services	0.3
Paper & Forest Products	0.3
Containers & Packaging	0.3
Internet & Catalog Retail	0.3
Diversified Financial Services	0.3
Wireless Telecommunication Services	0.2
Auto Components	0.2
Biotechnology	0.2
Personal Products	0.2
Distributors	0.2
Semiconductors & Semiconductor Equipment	0.2
Beverages	0.1

117.7
Liabilities in excess of other assets	(17.7)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JANUARY 31, 2010	SEMIANNUAL REPORT

Dryden Small Cap Value Fund

Statements of Assets and Liabilities

January 31, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $18,003,079:
Unaffiliated investments (cost $107,058,895)	$103,172,003
Affiliated investments (cost $19,336,802)	19,336,802
Receivable for investments sold	2,481,845
Dividends and interest receivable	102,378
Other assets	129,000
Receivable for Fund shares sold	58,573
Prepaid expenses	1,172

Total assets	125,281,773

Liabilities
Payable to broker for collateral for securities on loan	18,655,401
Payable for investments purchased	1,918,396
Payable for Fund shares reacquired	223,959
Accrued expenses and other liabilities	216,518
Payable to custodian	74,072
Management fee payable	65,014
Distribution fee payable	50,206
Affiliated transfer agent fee payable	14,438
Deferred trustees’ fees	5,793

Total liabilities	21,223,797

Net Assets	$104,057,976

Net assets were comprised of:
Shares of beneficial interest, at par	$10,180
Paid-in capital, in excess of par	142,245,811

142,255,991
Undistributed net investment loss	(12,675)
Accumulated net realized loss on investments	(34,298,448)
Net unrealized depreciation on investments	(3,886,892)

Net assets, January 31, 2010	$104,057,976

See Notes to Financial Statements.

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Class A:
Net assets value and redemption price per share ($54,779,656 / 5,146,820 shares of common stock issued and outstanding)	$10.64
Maximum sales charge (5.50% of offering price)	.62

Maximum offering price to public	$11.26

Class B:
Net assets value and redemption price per share ($7,410,004 / 766,920 shares of common stock issued and outstanding)	$9.66

Class C:
Net assets value and redemption price per share ($26,979,601 / 2,793,554 shares of common stock issued and outstanding)	$9.66

Class L:
Net assets value and redemption price per share ($6,877,850 / 648,624 shares of common stock issued and outstanding)	$10.60
Maximum sales charge (5.75% of offering price)	.65

Maximum offering price to public	$11.25

Class M:
Net assets value and redemption price per share ($4,910,955 / 505,961 shares of common stock issued and outstanding)	$9.71

Class X:
Net assets value and redemption price per share ($3,099,910 / 317,851 shares of common stock issued and outstanding)	$9.75

Dryden Small Cap Value Fund	25

Statement of Operations

Six Months Ended January 31, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$1,010,060
Affiliated income from securities lending, net	36,468
Affiliated dividend income	1,133

1,047,661

Expenses
Management fee	382,739
Distribution fee—Class A	83,347
Distribution fee—Class B	39,253
Distribution fee—Class C	145,845
Distribution fee—Class L	17,691
Distribution fee—Class M	7,505
Distribution fee—Class X	4,612
Transfer agent’s fees and expenses (including affiliated expense of $29,400)	223,000
Custodian’s fees and expenses	37,000
Reports to shareholders	33,000
Registration fees	30,000
Audit fee	14,000
Legal fee	12,000
Trustees’ fees	8,000
Insurance expense	1,000
Miscellaneous	8,129

Total expenses	1,047,121

Net investment income	540

Net Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	2,868,726
Net change in unrealized appreciation on investments	8,140,244

Net gain on investments	11,008,970

Net Increase in Net Assets Resulting from Operations	$11,009,510

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2010	Year Ended July 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$540	$832,557
Net realized gain (loss) on investment transactions	2,868,726	(36,969,404)
Net change in unrealized appreciation (depreciation) on investments	8,140,244	145,781

Net increase (decrease) in net assets resulting from operations	11,009,510	(35,991,066)

Dividends and Distributions (Note 1)
Distributions from net investment income
Class A	(178,902)	(865,787)
Class B	—	(111,414)
Class C	—	(395,418)
Class L	(10,697)	(120,436)
Class M	(23,294)	(229,175)
Class X	(15,428)	(103,699)

	(228,321)	(1,825,929)

Distributions from net realized gains
Class A	—	(35,008)
Class B	—	(7,756)
Class C	—	(27,527)
Class L	—	(5,617)
Class M	—	(8,598)
Class X	—	(4,315)

	—	(88,821)

Capital Contributions
Class M	1,883	17,284
Class X	668	10,302

	2,551	27,586

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	3,556,122	11,099,529
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	204,470	1,648,647
Cost of shares reacquired	(16,621,364)	(36,137,632)

Net decrease in net assets from Fund share transactions	(12,860,772)	(23,389,456)

Total decrease	(2,077,032)	(61,267,686)

Net Assets
Beginning of period	106,135,008	167,402,694

End of period(a)	104,057,976	106,135,008

(a) Includes undistributed net income of:	$—	$215,106

See Notes to Financial Statements.

Dryden Small Cap Value Fund	27

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Dryden Small Cap Value Fund (“Small Cap Value”) and Jennison Conservative Growth Fund. These financial statements relate to Small Cap Value (the “Fund”). The financial statements of the other fund are not represented herein.

The Fund’s investment objective is above average capital appreciation through investment in small company common stocks that, in the investment subadviser’s opinion, are undervalued or overlooked in the marketplace.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial

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condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions,

Dryden Small Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for ending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gain, if any, annually. Dividends and

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distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI accrued daily and payable monthly, at an annual rate .70 of 1% of the Fund’s average daily net assets. The effective management fee rate was .70 of 1% for the six months ended January 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and services the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X

Dryden Small Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

During the year ended July 31, 2008, management determined that Class M and X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid these classes for the overcharge which is reflected as a contribution to capital in the Financial Highlights for the years ended July 31, 2008 and July 31, 2007.

PIMS has advised the Fund that it has received $14,179 in front-end sales charges resulting from sales of Class A shares, during the six months ended January 31, 2010. From these fees, PIMS paid such sales charges to affiliated brokerdealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2010, it received $9, $7,319 and $788 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Companies renewed the SCA with the banks. The commitment under the renewed

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SCA continues to be $500 million. The Companies pay a commitment fee of 0.15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Companies paid a commitment fee of 0.13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

During the six months ended January 31, 2010, the Fund did not utilize the line of credit.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wells Fargo Advisors, LLC (“Wells Fargo”) and First Clearing, LLC (“First Clearing”), affiliates of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations. For the six months ended January 31, 2010, the Fund incurred approximately $54,300 in total networking fees, of which $7,200 and $4,100 was paid to Wells Fargo and First Clearing, respectively.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended January 31, 2010, PIM has been compensated approximately $15,700 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a Money Market mutual fund registered under the investment Company Act of 1940, as amended, and managed by PI. Earnings from the Series are disclosed on the Statement of Operations as affiliated dividends.

Dryden Small Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended January 31, 2010 aggregated $10,457,771 and $23,730,245 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Unrealized Depreciation
$127,194,243	$12,929,136	$(17,614,574)	$(4,685,438)

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and other differences between financial reporting and tax accounting.

As of July 31, 2009, the capital loss carryforward for tax purposes was approximately $12,977,000 which expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

In addition, the Fund has elected to treat post-October capital losses of approximately $24,671,000 incurred between November 1, 2008 and July 31, 2009 as being incurred during the fiscal year ending July 31, 2010.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2010, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, and Class X shares. Class A and Class L shares are sold with a maximum front-end sales charge of up to 5.50% and 5.75%, respectively. All Investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value, Class M and Class X shares will automatically convert to Class A shares approximately eight and ten years after purchase, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are closed to most new initial purchases (with the exception of reinvested dividends). Class L, Class M and Class X shares are only available through exchanges from the same class of shares of certain other Strategic Partners Funds and JennisonDryden Funds. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest during the six months ended January 31, 2010 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	292,757	15,123	(827,928)	295,388	(224,660)
Class B	20,265	—	(92,930)	(27,794)	(100,459)
Class C	24,412	—	(578,182)	—	(553,770)
Class L	4,403	1,008	(67,393)	—	(61,982)
Class M	2,953	2,233	(58,721)	(211,433)	(264,968)
Class X	307	1,614	(36,990)	(84,276)	(119,345)

Dryden Small Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$3,062,329	$157,430	$(8,668,140)	$3,077,209	$(2,371,172)
Class B	191,543	—	(886,954)	(258,831)	(954,242)
Class C	227,087	—	(5,462,082)	—	(5,234,995)
Class L	44,702	10,455	(696,481)	—	(641,324)
Class M	27,881	21,200	(555,773)	(2,005,158)	(2,511,850)
Class X	2,580	15,385	(351,934)	(813,220)	(1,147,189)

Transactions in shares of beneficial interest during the year ended July 31, 2009 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	873,242	93,564	(1,798,661)	848,227	16,372
Class B	89,593	14,807	(285,386)	(212,134)	(393,120)
Class C	174,770	43,310	(1,280,035)	—	(1,061,955)
Class L	3,735	14,971	(259,417)	—	(240,711)
Class M	34,279	29,521	(363,183)	(519,474)	(818,857)
Class X	18,082	14,312	(162,673)	(197,952)	(328,231)

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Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$8,267,649	$765,358	$(16,479,418)	$7,833,817	$387,406
Class B	776,310	110,463	(2,320,615)	(1,805,734)	(3,239,576)
Class C	1,583,613	323,093	(10,474,152)	—	(8,567,446)
Class L	32,311	122,310	(2,399,178)	—	(2,244,557)
Class M	288,861	220,228	(3,131,915)	(4,336,791)	(6,959,617)
Class X	150,785	107,195	(1,332,354)	(1,691,292)	(2,765,666)

Note 7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 8. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Dryden Small Cap Value Fund	37

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.64

Income (loss) from investment operations:
Net investment income	.01
Net realized and unrealized gain (loss) on investments	1.02

Total from investment operations	1.03

Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.03)

Net asset value, end of period	$10.64

Total Return(a)	10.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$54,780
Average net assets (000)	$55,112
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.67	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(e)
Net investment income	.15	%(e)
For Class A, B, C, L, M, and X shares:
Portfolio turnover rate	10	%(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares until November 30, 2007.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class A
Year Ended July 31,
2009(b)	2008(b)		2007(b)		2006(b)		2005(b)

$12.31	$17.66		$17.30		$19.81		$15.68

.09	.16		.16		.09		.02
(2.58)	(2.04)		1.11		.40		4.66

(2.49)	(1.88)		1.27		.49		4.68

(.17)	(.18)		—		—		—
(.01)	(3.29)		(.91)		(3.00)		(.55)

(.18)	(3.47)		(.91)		(3.00)		(.55)

$9.64	$12.31		$17.66		$17.30		$19.81

(20.04)%	(11.38)%		7.15%		3.18%		30.31%

$51,783	$65,910		$98,930		$106,369		$56,289
$49,480	$79,838		$109,338		$86,627		$33,464

1.65%	1.40	%(c)	1.33	%(c)	1.28	%(c)	1.45	%(c)
1.35%	1.12%		1.08%		1.03%		1.20%
.96%	1.12%		.89%		.49%		.13%

34%	19%		63%		93%		106%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	39

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.75

Income (loss) from investment operations:
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investments	.94

Total from investment operations	.91

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$9.66

Total Return(a)	10.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,410
Average net assets (000)	$7,787
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.37	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(d)
Net investment income (loss)	(.54	)%(d)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class B
Year Ended July 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$11.17	$16.35	$16.18	$18.86	$15.06

.03	.05	.02	(.04)	(.10)
(2.34)	(1.89)	1.06	.36	4.45

(2.31)	(1.84)	1.08	.32	4.35

(.10)	(.05)	—	—	—
(.01)	(3.29)	(.91)	(3.00)	(.55)

(.11)	(3.34)	(.91)	(3.00)	(.55)

$8.75	$11.17	$16.35	$16.18	$18.86

(20.59)%	(12.08)%	6.38%	2.41%	29.35%

$7,594	$14,080	$25,884	$31,586	$29,282
$9,171	$19,290	$30,843	$31,665	$24,672

2.35%	2.12%	2.08%	2.03%	2.20%
1.35%	1.12%	1.08%	1.03%	1.20%
.32%	.41%	.13%	(.23)%	(.61)%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	41

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.75

Income (loss) from investment operations:
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investments	.94

Total from investment operations	.91

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$9.66

Total Return(a)	10.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,980
Average net assets (000)	$28,931
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.37	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(d)
Net investment income (loss)	(.54	)%(d)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for period less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class C
Year Ended July 31,
2009(b)	2008(b)	2007(b)	2006(b)	2005(b)

$11.17	$16.35	$16.18	$18.86	$15.06

.03	.05	.02	(.04)	(.10)
(2.34)	(1.89)	1.06	.36	4.45

(2.31)	(1.84)	1.08	.32	4.35

(.10)	(.05)	—	—	—
(.01)	(3.29)	(.91)	(3.00)	(.55)

(.11)	(3.34)	(.91)	(3.00)	(.55)

$8.75	$11.17	$16.35	$16.18	$18.86

(20.59)%	(12.08)%	6.38%	2.41%	29.35%

$29,292	$49,257	$88,920	$99,521	$39,291
$33,470	$65,961	$100,455	$89,474	$25,905

2.35%	2.12%	2.08%	2.03%	2.20%
1.35%	1.12%	1.08%	1.03%	1.20%
.30%	.40%	.14%	(.24)%	(.62)%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	43

Financial Highlights

(Unaudited)

	Class L
	Six Months Ended January 31, 2010(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.60

Income (loss) from investment operations:
Net investment income	—	(g)
Net realized and unrealized gain (loss) on investments	1.02

Total from investment operations	1.02

Less Dividends and Distributions:
Dividends from net investment income	(.02)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.02)

Net asset value, end of period	$10.60

Total Return(b)	10.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,878
Average net assets (000)	$7,019
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(c)
Net investment income (loss)	(.05	)%(c)

(a)	Inception date of Class L shares.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Annualized.
(g)	Less than $0.005.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class L
Year Ended July 31,			August 22, 2005(a) through July 31, 2006(d)
2009(d)	2008(d)	2007(d)

$12.27	$17.61	$17.28	$19.25

.08	.13	.11	.05
(2.60)	(2.04)	1.13	.98

(2.52)	(1.91)	1.24	1.03

(.14)	(.14)	—	—
(.01)	(3.29)	(.91)	(3.00)

(.15)	(3.43)	(.91)	(3.00)

$9.60	$12.27	$17.61	$17.28

(20.32)%	(11.61)%	6.92%	6.06%

$6,821	$11,669	$18,753	$25,167
$7,602	$14,718	$23,211	$28,735

1.85%	1.62%	1.58%	1.53	%(c)
1.35%	1.12%	1.08%	1.03	%(c)
.80%	.90%	.62%	.29	%(c)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	45

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2010(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.80

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investments	.94

Total from investment operations	.95

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.04)

Capital Contributions	—	(g)

Net asset value, end of period	$9.71

Total Return(b)	10.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,911
Average net assets (000)	$5,955
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.62	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(c)
Net investment income (loss)	.21	%(c)

(a)	Inception date of Class M shares.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.
(g)	Less than $0.005.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class M
Year Ended July 31, 2009(d)	Year Ended July 31, 2008(d)	Year Ended July 31, 2007(d)(f)	August 22, 2005(a) through July 31, 2006(d)

$11.24	$16.37	$16.18	$18.32

.10	.14	.06	(.03)
(2.36)	(1.88)	1.05	.89

(2.26)	(1.74)	1.11	.86

(.18)	(.12)	—	—
(.01)	(3.29)	(.94)	(3.00)

(.19)	(3.41)	(.94)	(3.00)

.01	.02	.02	—

$8.80	$11.24	$16.37	$16.18

(19.77)%	(11.22)%	6.73%	5.39%

$6,781	$17,866	$40,602	$63,132
$10,095	$27,565	$54,949	$73,499

1.60%	1.45%	1.85%	2.03	%(c)
1.35%	1.12%	1.08%	1.03	%(c)
1.11%	1.07%	.34%	(.21	)%(c)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	47

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2010(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.84

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investments	.94

Total from investment operations	.95

Less Dividends and Distributions:
Dividends from net investment income	(.04)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.04)

Capital Contributions	—	(g)

Net asset value, end of period	$9.75

Total Return(a)	10.77%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,100
Average net assets (000)	$3,659
Ratios to average net assets (e):
Expenses, including distribution and service (12b-1) fees(f)	1.62	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(c)
Net investment income (loss)	.22	%(c)

(a)	Inception date of Class X shares
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.
(g)	Less than $0.005.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class X
Year Ended July 31,			August 22, 2005(a) through July 31, 2006(d)
2009(d)	2008(d)	2007(d)(f)

$11.26	$16.41	$16.19	$18.32

.09	.13	.10	(.03)
(2.36)	(1.90)	1.08	.90

(2.27)	(1.77)	1.18	.87

(.16)	(.10)	—	—
(.01)	(3.29)	(.98)	(3.00)

(.17)	(3.39)	(.98)	(3.00)

.02	.01	.02	—

$8.84	$11.26	$16.41	$16.19

(19.74)%	(11.45)%	7.15%	5.43%

$3,865	$8,620	$13,206	$17,639
$5,161	$10,611	$15,864	$22,439

1.60%	1.55%	1.62%	2.03	%(c)
1.35%	1.12%	1.08%	1.03	%(c)
1.09%	.97%	.59%	(.20	)%(c)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	49

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of each Fund.* All trustees, with the exception of Mr. Benjamin, served as trustees to each Fund prior to the shareholder meeting.

Trustee	For	Withheld

Kevin J. Bannon	25,245,899.927	516,215.197
Linda W. Bynoe	25,205,332.294	556,782.830
Michael S. Hyland	25,251,000.492	511,114.632
Douglas H. McCorkindale	25,215,004.186	547,110.938
Stephen P. Munn	25,255,724.041	506,391.083
Richard A. Redeker	25,253,609.807	508,505.317
Robin B. Smith	25,221,692.089	540,423.035
Stephen G. Stoneburn	25,251,086.923	511,028.201
Judy A. Rice	25,254,041.231	508,073.893
Scott E. Benjamin	25,249,730.965	512,384.159

*	Results are for all funds within the same investment company.

50	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadvisers responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus for the Funds contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Small Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Funds’ schedule of portfolio holdings is also available on the Funds’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Small-Cap Value Fund (Formerly known as Dryden Small Cap Value Fund)
Share Class	A	B	C	L	M	X
NASDAQ	PZVAX	PZVBX	PZVCX	N/A	N/A	N/A
CUSIP	74440V708	74440V807	74440V880	74440V872	74440V864	74440V856

MF504E2    0174702-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010